Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets, Estimated Useful Lives	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years	10 years
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years	10 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years	3 years